May 1, 2002

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:   Nationwide Variable Account - 11 of
           Nationwide Life Insurance Company
           SEC File No.  333-74908
           CIK No. 0001163439

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account - 11 (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Pre-Effective Amendment No. 1 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2002.

Please contact the undersigned at (614) 249-6235 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY


John S. (Scott) Kreighbaum
Variable Products Securities Counsel